PROPERTY, PLANT AND EQUIPMENT (Details) - USD ($) $ in Millions	Mar. 31, 2017	Dec. 31, 2016
Property Plant and Equipment Net [Abstract]
Land owned or held under long-term leases	$ 450	$ 439
Buildings	3,413	3,331
Machinery and equipment	5,845	5,748
Computer equipment and other assets	1,849	1,774
Payments on account	588	634
Subtotal	12,145	11,926
Less-accumulated depreciation	3,985	3,853
Property, Plant and Equipment, Net, Total	$ 8,160	$ 8,073